Common Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Common Shareholder's Equity

Note 15 Common Shareholders’ Equity

Tax-Deferred Savings Plan

U.S. Cellular has reserved 67,215 Common Shares for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit‑sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code.  Participating employees have the option of investing their contributions in a U.S. Cellular Common Share fund, a TDS Common Share fund or certain unaffiliated funds.

Series A Common Shares

Series A Common Shares are convertible on a share-for-share basis into Common Shares.  In matters other than the election of directors, each Series A Common Share is entitled to ten votes per share, compared to one vote for each Common Share.  The Series A Common Shares are entitled to elect 75% of the directors (rounded down), and the Common Shares elect 25% of the directors (rounded up).  As of December 31, 2015, a majority of U.S. Cellular’s outstanding Common Shares and all of U.S. Cellular’s outstanding Series A Common Shares were held by TDS.

Common Share Repurchase Program

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis.  These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.  This authorization does not have an expiration date.

Share repurchases made under this authorization were as follows:

Year Ended December 31,	Number of Shares	Average Cost Per Share	Total Cost
(Shares and dollar amounts in thousands, except per share amounts)
2015
U.S. Cellular Common Shares	178	$34.86	$6,188

2014
U.S. Cellular Common Shares	496	$38.19	$18,943

2013
U.S. Cellular Common Shares	499	$37.19	$18,544

Pursuant to certain employee and non-employee benefit plans, U.S. Cellular reissued the following Treasury Shares:

Year Ended December 31,	2015	2014	2013
(Shares in thousands)
Treasury Shares Reissued	457	371	536